ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE VALUE FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 18.7%
Automobiles 1.4%
General Motors	1,163,700	42,708
Harley-Davidson	1,630,000	75,322
		118,030
Diversified Consumer Services 1.0%
H&R Block	4,035,000	85,461
		85,461
Hotels, Restaurants & Leisure 1.3%
International Game Technology	2,415,000	104,087
		104,087
Household Durables 2.2%
Fortune Brands	755,000	61,525
Newell Rubbermaid	1,960,000	56,487
Sony, ADR	1,230,000	59,114
		177,126
Internet & Catalog Retail 0.5%
Liberty Media Interactive, Class A (1)	2,150,000	41,302
		41,302
Media 7.7%
Cablevision Systems, Class A (1)	2,515,000	87,874
CBS, Class B	1,095,000	34,493
Comcast, Class A (1)	1,365,000	32,705
Discovery Holding, Series A (1)	3,000,000	86,550
Dow Jones	831,500	49,641
EchoStar Communications, Class A (1)	1,345,000	62,959
Liberty Media Capital, Class A (1)	720,000	89,878
New York Times, Class A	1,950,000	38,532
Time Warner	5,310,000	97,492
Viacom, Class B (1)	1,285,000	50,076
		630,200
Multiline Retail 1.0%
Family Dollar Stores	160,000	4,249
Kohl's (1)	1,275,000	73,096
		77,345
Specialty Retail 3.6%
Bed Bath & Beyond (1)	2,290,000	78,135
Home Depot	3,185,000	103,321
RadioShack	795,000	16,425
TJX	3,235,000	94,041
		291,922
Total Consumer Discretionary		1,525,473
CONSUMER STAPLES 8.2%
Beverages 3.6%
Anheuser-Busch	2,095,000	104,729
Coca-Cola	1,870,000	107,469
Coca-Cola Enterprises	1,790,000	43,354
Heineken (EUR)	625,000	40,902
		296,454
Food & Staples Retailing 1.2%
Wal-Mart	2,180,000	95,157
		95,157
Food Products 2.2%
Campbell Soup	315,000	11,655
General Mills	845,000	49,018
Hershey Foods	505,000	23,437
Kraft Foods, Class A	1,240,000	42,792
Sara Lee	3,050,000	50,905
		177,807
Personal Products 0.9%
Avon	1,900,000	71,307
		71,307
Tobacco 0.3%
Altria Group	370,000	25,726
		25,726
Total Consumer Staples		666,451
ENERGY 11.4%
Energy Equipment & Services 3.2%
Baker Hughes	960,000	86,755
BJ Services	1,975,000	52,436
Schlumberger	1,195,000	125,475
		264,666
Oil, Gas & Consumable Fuels 8.2%
ConocoPhillips	575,000	50,468
CONSOL Energy	907,100	42,271
ExxonMobil	995,000	92,097
Murphy Oil	1,470,000	102,738
Royal Dutch Shell, ADR, Class A	1,155,000	94,918
Spectra Energy	1,520,000	37,209
StatoilHydro (NOK)	3,070,000	104,233
Total, ADR	1,760,000	142,613
		666,547

Total Energy		931,213
FINANCIALS 19.7%
Capital Markets 4.1%
Ameriprise Financial	885,000	55,852
Bank of New York Mellon	830,000	36,636
Charles Schwab	1,320,000	28,512
Merrill Lynch	322,000	22,952
Morgan Stanley	870,000	54,810
Nuveen Investments	1,205,000	74,638
State Street	940,000	64,071
		337,471
Commercial Banks 3.1%
Fifth Third Bancorp	2,050,000	69,454
First Horizon National	2,544,300	67,831
Royal Bank of Scotland (GBP)	6,060,000	64,864
U.S. Bancorp	1,515,000	49,283
		251,432
Consumer Finance 1.3%
American Express	660,000	39,184
Capital One Financial	391,000	25,974
Discover Financial (1)	1,100,000	22,880
SLM Corporation	400,000	19,868
		107,906
Diversified Financial Services 2.8%
Bank of America	1,260,000	63,340
Citigroup	2,185,000	101,974
JPMorgan Chase	1,435,000	65,752
		231,066
Insurance 6.3%
American International Group	1,240,000	83,886
Berkshire Hathaway, Class A (1)	395	46,811
Genworth Financial, Class A	3,140,000	96,492
Hartford Financial Services	825,000	76,354
Lincoln National	970,000	63,991
Marsh & McLennan	2,915,000	74,333
Willis Group Holdings	785,000	32,138
XL Capital	460,000	36,432
		510,437
Real Estate Management & Development 1.1%
St. Joe	2,701,600	90,801
		90,801
Thrifts & Mortgage Finance 1.0%
Countrywide Financial	2,320,000	44,103
Fannie Mae	530,000	32,229
		76,332
Total Financials		1,605,445
HEALTH CARE 9.4%
Biotechnology 1.0%
Amgen (1)	1,475,000	83,441
		83,441
Health Care Equipment & Supplies 2.4%
Boston Scientific (1)	2,945,000	41,083
Covidien (1)	1,575,000	65,362
Medtronic	1,595,000	89,974
		196,419
Health Care Providers & Services 1.7%
Cardinal Health	890,000	55,652
CIGNA	840,000	44,764
Health Management	5,395,700	37,446
		137,862
Pharmaceuticals 4.3%
Johnson & Johnson	1,685,000	110,704
Merck	1,265,000	65,388
Pfizer	2,875,000	70,236
Schering-Plough	1,565,000	49,501
Wyeth	1,185,000	52,792
		348,621
Total Health Care		766,343
INDUSTRIALS & BUSINESS SERVICES 10.6%
Aerospace & Defense 0.9%
Honeywell International	140,000	8,326
Raytheon	1,035,000	66,054
		74,380
Airlines 1.2%
Southwest Airlines	6,625,000	98,050
		98,050
Commercial Services & Supplies 0.9%
Waste Management	1,850,000	69,819
		69,819
Industrial Conglomerates 4.7%
3M	1,010,000	94,516
GE	5,890,000	243,846
Tyco International	1,125,000	49,882
		388,244
Machinery 1.9%
Caterpillar	240,000	18,823
Deere	180,000	26,716
Illinois Tool Works	1,865,000	111,228
		156,767
Road & Rail 1.0%
Union Pacific	710,000	80,273
		80,273
Total Industrials & Business Services		867,533
INFORMATION TECHNOLOGY 9.9%
Communications Equipment 2.1%
Alcatel-Lucent, ADR	3,255,000	33,136
Alcatel-Lucent (EUR)	2,790,000	28,566
Juniper Networks (1)	955,000	34,963
Nokia, ADR	2,000,000	75,860
		172,525
Computers & Peripherals 2.3%
Dell (1)	3,365,000	92,874
IBM	795,000	93,651
		186,525
Electronic Equipment & Instruments 0.7%
Tyco Electronics	1,535,000	54,385
		54,385
IT Services 0.6%
Western Union	2,290,000	48,021
		48,021
Semiconductor & Semiconductor Equipment 2.7%
Analog Devices	1,555,000	56,229
Intel	4,160,000	107,578
Texas Instruments	1,650,000	60,373
		224,180
Software 1.5%
Microsoft	4,285,000	126,236
		126,236
Total Information Technology		811,872
MATERIALS 4.3%
Chemicals 1.0%
Chemtura	465,000	4,134
DuPont	1,495,000	74,092
		78,226
Metals & Mining 0.8%
Alcoa	1,355,000	53,008
Nucor	240,000	14,273
		67,281
Paper & Forest Products 2.5%
Bowater	2,500,000	37,300
International Paper	2,900,000	104,023
MeadWestvaco	2,210,000	65,261
		206,584
Total Materials		352,091
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.4%
Qwest Communications International (1)	3,475,000	31,831
		31,831
Wireless Telecommunication Services 1.1%
Alltel	120,000	8,362
Sprint Nextel	4,280,000	81,320
		89,682
Total Telecommunication Services		121,513
UTILITIES 2.3%
Electric Utilities 1.7%
Duke Energy	745,000	13,924
Entergy	735,000	79,593
Pinnacle West Capital	1,205,000	47,610
		141,127
Multi-Utilities 0.6%
NiSource	2,375,000	45,457
		45,457
Total Utilities		186,584

Total Common Stocks (Cost $6,594,366)		7,834,518
CONVERTIBLE PREFERRED STOCKS 0.9%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
General Motors (1)	845,000	24,209
Total Consumer Discretionary		24,209
FINANCIALS 0.6%
Capital Markets 0.3%
Morgan Stanley	542,000	28,651
		28,651
Insurance 0.3%
Fortis Insurance (2)	9,000	12,058
XL Capital	335,000	9,313
		21,371
Total Financials		50,022
Total Convertible Preferred Stocks (Cost $59,173)		74,231
CONVERTIBLE BONDS 0.2%
Ford Motor, 4.25%, 12/15/36	9,720,000	11,378
Newmont Mining, 1.625%, 7/15/17 (2)	6,025,000	6,886
Total Convertible Bonds (Cost $15,745)		18,264
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Reserve Investment Fund, 5.46% (3)(4)	232,066,019	232,066
Total Short-Term Investments (Cost $232,066)		232,066
Total Investments in Securities
99.9% of Net Assets (Cost $6,901,350)		$8,159,079

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$18,944 and represents 0.2% of net assets.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $6,901,350,000. Net unrealized gain aggregated $1,257,758,000 at period-end, of which $1,590,933,000 related to appreciated investments and $333,175,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $11,774,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $232,066,000 and $251,012,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007